Income Taxes (Tables)	6 Months Ended
Jun. 30, 2017
Income Taxes Recognized During Period
Income taxes recognized during the six months ended June 30, 2017 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)

Provision for income taxes before restructuring and other items	$11,550	$10,526	$23,175	$20,691
Tax impact of restructuring and other items	(969)	(512)	(969)	(512)

Provision for income taxes after restructuring and other items	$10,581	$10,014	$22,206	$20,179